Taxation (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Tax Text Block Abstract
Weighted average tax rate	13.70%	13.50%	12.10%
Gross tax loss carry forwards, description	the Group had unrecognized tax loss carryforwards amounting to CHF 103.1 million (2021: CHF 109.9 million), of which CHF 101.4 million related to Auris Medical AG, Otolanum AG, Zilentin AG and Altamira Medica AG in Switzerland, CHF 1.7 million to Altamira Therapeutics Inc. in the United States (2021: CHF 108.6 million for Auris Medical AG, Otolanum AG, Zilentin AG and Altamira Medica AG and CHF 1.3 million for Auris Medical Inc.).